Related Parties - Summary of AB InBev's Transactions with Associates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Disclosure of associates [line items]
Gross profit	$ 35,058	$ 27,715		$ 26,467
Current assets	23,960	43,017	[1]
Current liabilities	36,211	40,369	[1]
Associates [member]
Disclosure of associates [line items]
Gross profit	91	(47)		(77)
Current assets	73	(8)		2
Current liabilities	$ 20	$ 20		$ 25

[1]	2016 as reported, adjusted to reflect the opening balance sheet adjustments related to the final allocation of the SAB purchase price to the individual assets acquired and liabilities assumed as required by IFRS 3 Business Combinations, which requires retrospective application of post-acquisition adjustments (see also Note 6 Acquisitions and disposals of subsidiaries).